Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 79,165	¥ 82,340
Gross realized losses on sales of available-for-sale debt securities	26,596	72,520
Investment securities gains (losses) —net	¥ 743,395	(493,309)
Corporate bonds
Investment Securities [Line Items]
Investment securities gains (losses) —net		¥ 299,478